INTANGIBLE ASSETS - Future Amortization Expense for Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 108
2024	103
2025	103
2026	103
2027	34
Thereafter	0
Total net book value	$ 451	$ 247